Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000135675 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.40%
C000135675 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000135675 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.70%
C000135675 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000135675 | FR_01F050619
Holdings [Line Items]
Percent of Total Investments	3.90%
C000135675 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000135675 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000135675 | FR_91282CMP3
Holdings [Line Items]
Percent of Total Investments	1.90%
C000135675 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000135675 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.70%
C000135675 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.20%
C000135675 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000135675 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000135675 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000135675 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000135675 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000135675 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.90%
C000135675 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.10%
C000135675 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.40%
C000135675 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	60.30%
C000023784 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.40%
C000023784 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023784 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.70%
C000023784 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023784 | FR_01F050619
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023784 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023784 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023784 | FR_91282CMP3
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023784 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000023784 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.70%
C000023784 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.20%
C000023784 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023784 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023784 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023784 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023784 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023784 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.90%
C000023784 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.10%
C000023784 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.40%
C000023784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	60.30%
C000023790 | FR_G87052109
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023790 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023790 | FR_45168D104
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023790 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023790 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023790 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023790 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023790 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023790 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023790 | FR_G0450A105
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023790 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	30.40%
C000023790 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000023790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000023790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000023790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000023790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%